Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.65063%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,812,955.05

Principal:
Principal Collections	$36,539,231.83
Prepayments in Full	$28,491,171.78
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$65,030,403.61
Collections	$69,843,358.66

Purchase Amounts:
Purchase Amounts Related to Principal	$554,639.29
Purchase Amounts Related to Interest	$1,852.96
Sub Total	$556,492.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$70,399,850.91

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$70,399,850.91
Servicing Fee	$1,488,915.85	$1,488,915.85	$0.00	$0.00	$68,910,935.06
Interest - Class A-1 Notes	$561,358.33	$561,358.33	$0.00	$0.00	$68,349,576.73
Interest - Class A-2a Notes	$854,700.19	$854,700.19	$0.00	$0.00	$67,494,876.54
Interest - Class A-2b Notes	$176,708.67	$176,708.67	$0.00	$0.00	$67,318,167.87
Interest - Class A-3 Notes	$872,692.19	$872,692.19	$0.00	$0.00	$66,445,475.68
Interest - Class A-4 Notes	$290,914.54	$290,914.54	$0.00	$0.00	$66,154,561.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,154,561.14
Interest - Class B Notes	$94,427.01	$94,427.01	$0.00	$0.00	$66,060,134.13
Second Priority Principal Payment	$28,019,197.87	$28,019,197.87	$0.00	$0.00	$38,040,936.26
Interest - Class C Notes	$67,731.81	$67,731.81	$0.00	$0.00	$37,973,204.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,973,204.45
Regular Principal Payment	$289,730,802.13	$37,973,204.45	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$70,399,850.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$28,019,197.87
Regular Principal Payment					$37,973,204.45
Total					$65,992,402.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$65,992,402.32	$207.69	$561,358.33	$1.77	$66,553,760.65	$209.46
Class A-2a Notes	$0.00	$0.00	$854,700.19	$1.78	$854,700.19	$1.78
Class A-2b Notes	$0.00	$0.00	$176,708.67	$1.77	$176,708.67	$1.77
Class A-3 Notes	$0.00	$0.00	$872,692.19	$1.78	$872,692.19	$1.78
Class A-4 Notes	$0.00	$0.00	$290,914.54	$1.82	$290,914.54	$1.82
Class B Notes	$0.00	$0.00	$94,427.01	$1.93	$94,427.01	$1.93
Class C Notes	$0.00	$0.00	$67,731.81	$2.08	$67,731.81	$2.08
Total	$65,992,402.32	$40.45	$2,918,532.74	$1.79	$68,910,935.06	$42.24

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$317,750,000.00	1.0000000	$251,757,597.68	0.7923134
Class A-2a Notes	$481,220,000.00	1.0000000	$481,220,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,631,650,000.00	1.0000000	$1,565,657,597.68	0.9595548

Pool Information
Weighted Average APR	3.418%	3.365%
Weighted Average Remaining Term	58.09	57.20
Number of Receivables Outstanding	60,790	59,471
Pool Balance	$1,786,699,020.71	$1,721,113,787.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,631,655,366.29	$1,571,010,802.13
Pool Factor	1.0000000	0.9632925

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$150,102,985.40
Targeted Overcollateralization Amount	$204,473,661.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$155,456,189.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$190.28
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$190.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0001%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		53	$190.28
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$190.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.59
Average Net Loss for Receivables that have experienced a Realized Loss			$3.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	196	$5,689,926.34
61-90 Days Delinquent	0.00%	1	$52,499.22
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.33%	197	$5,742,425.56

Repossession Inventory:
Repossessed in the Current Collection Period		1	$24,879.18
Total Repossessed Inventory		1	$24,879.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0017%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0031%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	1

IX. CREDIT RISK RETENTION

The fair value of the Notes and Residual Interest on the Closing Date is summarized below.

	Fair Value (Mils.)	Fair Value (as a percentage)
Class A Notes	$1,550.1	89.1%
Class B Notes	$48.9	2.8%
Class C Notes	$32.6	1.9%
Residual Interest	$107.5	6.2%
Total	$1,739.1	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest.
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer